September 22, 1997


                          COUNTRYWIDE INVESTMENT TRUST
                       Short Term Government Income Fund/
                    Intermediate Term Government Income Fund

                Supplement to Prospectus Dated February 1, 1997,
                             Revised March 31, 1997


         Class C shares of the Intermediate Term Government Income Fund (the "Fund") are no longer available for sale. Effective immediately, all purchases of shares of the Fund are for the purchase of Class A shares.








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                                                        September 22, 1997


                          COUNTRYWIDE INVESTMENT TRUST
                 Adjustable Rate U.S. Government Securities Fund

                Supplement to Prospectus Dated February 1, 1997,
                             Revised March 31, 1997


         Class C shares of the Adjustable Rate U.S. Government Securities Fund (the "Fund") are no longer available for sale. Effective immediately, all purchases of shares of the Fund are for the purchase of Class A shares.

















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